SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

From Jan 1, 2014 through April 4, 2014, the Company had repurchased an aggregate of 1,074,062 ADSs, representing 8,592,496 ordinary shares, in the open market for total consideration of $39.4 million.

In March 2013, the Company entered into an uncommitted loan facility of $30 million. The interest rate of each drawdown will be 2% per annum over LIBOR or market rate mutually agreed by the bank and the Company on the drawn down date. The Company has drawn down $20 million and $10 million in March 2014 and April 2014, respectively.